PRIME INCOME TRUST TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048 LETTER TO THE SHAREHOLDERS, MARCH 31, 1997

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Prime Income Trust for the period ended March 31, 1997. Prime Income Trust continues to be on track in meeting its dual objectives of providing high current income while preserving capital. As designed, the Trust's distribution rate has continued to track the movements of the short end of the yield curve.

PERFORMANCE AND PORTFOLIO

For the six-month period ended March 31, 1997, the Trust provided a total return of 3.72 percent. The Trust's NAV ended the period at $9.94 per share, nearly its November 1989 initial offering price of $10.00. The Trust's twelve-month trailing yield of 7.10 percent shows that it has maintained a 200 to 300 basis point yield advantage over money market instruments.

As designed, the Trust's portfolio of floating-rate loans has limited the price volatility associated with interest-rate movements and has captured both increases and decreases in short-term rates. The rates of the Trust's portfolio loans are reset approximately every 45 days in an effort to track the movements of current short-term benchmark rates such as the prime rate of leading U.S. banks and LIBOR (London Inter-Bank Offered Rate). Approximately 90 percent of the portfolio's securities currently track LIBOR movements. On March 25, 1997, the U.S. Federal Reserve Board increased short-term rates by 25 basis points, causing LIBOR to increase by the same margin. At the end of the period under review, LIBOR had increased to 5.75 percent and the prime rate had increased to
8.50 percent.

Demand for the Trust has been strong, as evidenced by asset growth. Year-to-date subscriptions total $214 million, bringing total assets to $1.13 billion. Tenders for the Trust have remained stable at approximately 1 to 2 percent of net assets per quarter.

PRIME INCOME TRUST
LETTER TO THE SHAREHOLDERS, MARCH 31, 1997, CONTINUED

The Trust has remained well diversified, with the number of credits in the portfolio currently at 100. These credits are spread out over 56 industry groups and are actively managed. Transaction flow has been moderate, due to the strong equity markets last year. With the recent adjustments that have occurred in these markets, we expect transaction flow to increase, generating sufficient product for our investment needs.

LOOKING AHEAD

It is likely, based on the prevailing views of many economists and Federal Reserve bankers, that the Federal Reserve Board may possibly find it necessary to raise rates once again. However, regardless of the frequency and magnitude of these movements, the Trust's portfolio is designed to track them, thereby providing the Trust with NAV stability and a yield that can remain competitive with current short-term rates.

We appreciate your support of Prime Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1997 (UNAUDITED)

 PRINCIPAL
 AMOUNT IN                                             INTEREST        MATURITY
 THOUSANDS                                               RATE            DATE           VALUE
---------------------------------------------------------------------------------------------------
             SENIOR COLLATERALIZED TERM LOANS (a) (84.8%)
             ADVERTISING (2.4%)
 $   7,500   Eller Media Co......................        8.31%          12/31/04  $       7,498,800
     6,230   Outdoor Systems, Inc................    8.23 to 10.25      12/31/02          5,839,991
     1,562   Outdoor Systems, Inc................    8.48 to 10.50      12/31/03          1,947,005
    11,880   Treasure Chest Advertising Co.,
               Inc...............................        8.19           12/31/02         11,879,881
                                                                                  -----------------
                                                                                         27,165,677
                                                                                  -----------------
             AEROSPACE (1.5%)
     5,060   The Aerostructures Corp.............        8.50           09/30/03          5,058,179
     1,840   The Aerostructures Corp.............        8.75           09/30/04          1,839,319
    10,000   Tri-Star Aerospace..................        8.56           09/30/03          9,994,100
                                                                                  -----------------
                                                                                         16,891,598
                                                                                  -----------------
             AIRCRAFT & AEROSPACE (0.8%)
     8,750   Erickson Air-Crane Co, L.L.C........        8.94           12/31/04          8,749,213
                                                                                  -----------------
             APPAREL (0.7%)
     4,500   Hosiery Corporation of America,
               Inc...............................    8.88 to 9.00       07/31/01          4,496,210
       365   London Fog Industries, Inc. (b).....        0.00           05/31/02            347,132
     2,823   London Fog Industries, Inc..........        9.50+          05/31/02          2,681,831
       581   London Fog Industries, Inc. (c).....        12.50          05/31/02            551,691
                                                                                  -----------------
                                                                                          8,076,864
                                                                                  -----------------
             AUTO PARTS (2.1%)
     9,444   Hayes Wheels International, Inc.....    8.47 to 8.56       07/31/03          9,442,790
     7,555   Hayes Wheels International, Inc.....    8.97 to 9.06       07/31/04          7,553,049
     6,435   Sinter Metals, Inc. and certain
               subsidiaries......................    7.53 to 7.61       06/30/05          6,430,494
                                                                                  -----------------
                                                                                         23,426,333
                                                                                  -----------------
             AUTO PARTS - AFTER MARKET (1.8%)
    21,000   CSK Auto, Inc.......................        8.56           10/31/03         20,991,240
                                                                                  -----------------
             BEVERAGES - SOFT DRINKS (0.9%)
     3,960   Select Beverages, Inc...............    8.81 to 8.94       06/30/01          3,959,438
     5,940   Select Beverages, Inc...............    9.06 to 9.19       06/30/02          5,935,505
                                                                                  -----------------
                                                                                          9,894,943
                                                                                  -----------------
             BREWERS (1.3%)
    14,651   The Stroh Brewery, Inc..............        8.56           06/30/03         14,647,473
                                                                                  -----------------
             BROADCAST MEDIA (2.7%)
     3,375   Benedek Broadcasting Corp...........        8.81           05/01/01          3,373,515
     3,470   Benedek Broadcasting Corp...........        9.31           11/01/02          3,468,162
    10,000   Jacor Communications, Inc...........        8.04           09/18/04          9,998,900

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1997 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                             INTEREST        MATURITY
 THOUSANDS                                               RATE            DATE           VALUE
---------------------------------------------------------------------------------------------------
 $   9,487   River City Broadcasting, L.P........        8.81%          12/31/99  $       9,486,857
     4,755   Silver King Communications, Inc.....        8.66           07/31/02          4,755,398
                                                                                  -----------------
                                                                                         31,082,832
                                                                                  -----------------
             BUILDING MATERIALS (1.1%)
    12,458   National Gypsum Co..................    7.69 to 9.75       09/30/03         12,452,006
                                                                                  -----------------
             CABLE/CELLULAR (6.2%)
     6,000   Cable Systems International, Inc....        8.56           12/31/02          5,999,580
    10,000   Charter Communications Entertainment
               I, L.P............................        8.19           12/31/04          9,998,900
     9,238   Mobilemedia Communication, Inc......        7.97           06/30/02          8,218,574
     1,821   Mobilemedia Communication, Inc.
               (Revolver)........................    7.97 to 8.25       06/30/02          1,619,822
     2,500   Mobilemedia Communication, Inc......        8.47           06/30/03          2,273,949
    15,000   Nextel Communications, Inc..........        8.56           06/30/03         14,999,700
     2,809   Nextel Communications, Inc..........        7.94           03/31/03          2,715,423
     4,596   Nextel Communications, Inc.
               (Revolver)........................    7.94 to 8.19       03/31/03          4,595,301
    20,000   Western Wireless Corp...............    8.19 to 8.30       03/31/05         19,994,400
                                                                                  -----------------
                                                                                         70,415,649
                                                                                  -----------------
             CHEMICALS - SPECIALTY (0.7%)
     3,929   Huntsman Specialty Chemicals
               Corp..............................        8.125          03/15/04          3,928,257
     3,929   Huntsman Specialty Chemicals
               Corp..............................        8.375          03/15/05          3,928,257
                                                                                  -----------------
                                                                                          7,856,514
                                                                                  -----------------
             COAL (1.2%)
     6,716   Alliance Coal Corp..................        9.03           12/31/02          6,715,222
     7,462   Calciner Industries, Inc............        9.04           09/30/04          7,461,829
                                                                                  -----------------
                                                                                         14,177,051
                                                                                  -----------------
             COMPUTERS - SYSTEMS (0.5%)
     6,100   Anacomp, Inc........................        8.69           03/31/01          6,100,000
                                                                                  -----------------
             CONSUMER PRODUCTS (1.4%)
     6,380   Chattem, Inc........................        8.69           10/29/03          6,379,804
     9,923   Revlon Consumer Products Corp.......    8.06 to 8.19       03/31/99          9,918,808
                                                                                  -----------------
                                                                                         16,298,612
                                                                                  -----------------
             CONTAINERS (1.4%)
    16,452   Silgan Corporations.................    8.44 to 8.60       03/15/02         16,442,052
                                                                                  -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1997 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                             INTEREST        MATURITY
 THOUSANDS                                               RATE            DATE           VALUE
---------------------------------------------------------------------------------------------------
             CONVENIENCE STORE (0.8%)
 $   8,749   Cumberland Farms, Inc.
               (Participation: Merrill Lynch &
               Co., Inc.) (d)....................        8.75%          12/31/98  $       8,749,006
                                                                                  -----------------
             DRUG STORES (1.0%)
     7,500   Duane Reade, Inc....................        9.50           12/31/99          7,496,700
     3,549   M & H Drugs, Inc....................        9.88           06/30/97          3,548,835
                                                                                  -----------------
                                                                                         11,045,535
                                                                                  -----------------
             ELECTRONICS (0.7%)
     2,288   Axsys Technologies, Inc.............        9.25           04/25/02          2,286,222
     6,000   Details, Inc........................        8.50           01/31/02          5,997,720
                                                                                  -----------------
                                                                                          8,283,942
                                                                                  -----------------
             ENERGY TECHNOLOGY & EQUIPMENT (1.0%)
    11,425   IRI International Corp..............        10.00          03/31/02         11,425,000
                                                                                  -----------------
             ENTERTAINMENT & LEISURE TIME (2.1%)
    13,312   Orion Pictures Corp.................        8.13           06/30/01         13,307,574
    10,817   Six Flag Theme Parks, Inc...........        8.63           06/23/03         10,814,853
                                                                                  -----------------
                                                                                         24,122,427
                                                                                  -----------------
             FINANCE (2.3%)
    13,000   Blackstone Capital Company II,
               L.L.C.............................        8.56           05/31/99         12,998,830
    13,000   Wasserstein/C & A Holdings,
               L.L.C.............................        8.81           05/31/99         12,991,420
                                                                                  -----------------
                                                                                         25,990,250
                                                                                  -----------------
             FOOD PROCESSING (1.0%)
    10,945   American Italian Pasta Co...........        9.25           02/27/04         10,939,637
                                                                                  -----------------
             FOOD SERVICES (4.1%)
     5,281   Restaurant Associates, Inc..........        8.03           04/23/02          5,280,121
     6,842   Restaurant Associates, Inc..........        8.53           04/23/03          6,841,353
     6,716   Rykoff-Sexton, Inc..................        8.69           10/31/02          6,714,672
     3,223   Rykoff-Sexton, Inc..................        8.94           04/30/03          3,222,232
     4,452   SC International Services, Inc. &
               Caterair International Corp.......    7.94 to 8.07       09/15/00          4,449,808
     3,876   SC International Services, Inc &
               Caterair International Corp.......    8.44 to 8.57       09/15/01          3,873,383
     4,835   SC International Services, Inc &
               Caterair International Corp.......    8.44 to 8.57       09/15/02          4,832,378
     1,061   SC International Services, Inc. &
               Caterair International Corp.......    8.69 to 8.82       09/15/03          1,061,020

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1997 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                             INTEREST        MATURITY
 THOUSANDS                                               RATE            DATE           VALUE
---------------------------------------------------------------------------------------------------
 $   6,638   Volume - Services, Inc..............   8.84 to 10.75%      12/31/02  $       6,635,149
     3,319   Volume - Services, Inc..............    9.34 to 11.25      12/31/03          3,317,475
                                                                                  -----------------
                                                                                         46,227,591
                                                                                  -----------------
             FOODS (2.2%)
     8,799   Keebler Holding Corp................    8.19 to 8.38       07/31/03          8,798,338
     9,823   Keebler Holding Corp................    8.13 to 8.44       07/31/04          9,823,450
     4,733   Leon's Bakery, Inc..................    8.31 to 8.50       05/31/01          4,732,496
     1,253   Leon's Bakery, Inc. (Participation:
               Bankers Trust) (d)................    8.31 to 8.50       05/31/01          1,252,833
                                                                                  -----------------
                                                                                         24,607,117
                                                                                  -----------------
             FOODS & BEVERAGES (2.0%)
     5,398   International Home Foods, Inc.......    8.60 to 10.50      09/30/04          5,378,641
     4,588   International Home Foods, Inc.......    9.10 to 11.00      09/30/05          4,569,887
     7,664   Van de Kamp's, Inc..................    8.57 to 10.50      04/30/03          7,660,255
     4,802   Van de Kamp's, Inc..................    8.82 to 10.75      09/30/03          4,800,006
                                                                                  -----------------
                                                                                         22,408,789
                                                                                  -----------------
             FUNERAL SERVICES (1.8%)
     4,972   Prime Succession, Inc...............    8.56 to 8.69       08/01/03          4,964,735
     4,972   Prime Succession, Inc.
               (Participation: Goldman Sachs &
               Co.) (d)..........................    8.56 to 8.69       08/01/03          4,964,735
    10,000   Rose Hills Co.......................    8.47 to 8.60       12/01/03          9,991,765
                                                                                  -----------------
                                                                                         19,921,235
                                                                                  -----------------
             GAS - TRUCK STOP (0.6%)
     6,667   Petro Stopping Centers, L.P.........        8.69           09/30/03          6,665,933
                                                                                  -----------------
             HEALTHCARE (1.7%)
     7,205   Community Health Systems, Inc.......        8.63           12/31/03          7,203,534
     7,205   Community Health Systems, Inc.......        9.13           12/31/04          7,203,318
     5,425   Community Health Systems, Inc.......        9.38           12/31/05          5,422,976
                                                                                  -----------------
                                                                                         19,829,828
                                                                                  -----------------
             HOTELS/MOTELS (0.6%)
     6,428   Doubletree Corp.....................        8.00           05/15/04          6,427,232
                                                                                  -----------------
             HOUSEHOLD APPLIANCES (0.8%)
     9,000   Coinmach Corp.......................        8.19           06/30/04          8,999,010
                                                                                  -----------------
             HOUSEHOLD FURNISHINGS & APPLIANCES (0.7%)
     8,018   Lifestyle Furnishings International,
               Ltd...............................        8.56           08/05/04          8,017,471
                                                                                  -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1997 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                             INTEREST        MATURITY
 THOUSANDS                                               RATE            DATE           VALUE
---------------------------------------------------------------------------------------------------
             MANUFACTURING (2.4%)
 $   9,320   Desa International, Inc.............        8.06%          08/31/01  $       9,318,501
     9,900   Desa International, Inc.............    8.44 to 8.56       02/28/03          9,898,388
     4,745   InterMetro Industries Corp..........        8.44           06/30/03          4,744,186
     3,690   InterMetro Industries Corp..........        8.94           06/30/04          3,689,922
                                                                                  -----------------
                                                                                         27,650,997
                                                                                  -----------------
             MANUFACTURING - CONSUMER & INDUSTRIAL PRODUCTS (1.3%)
     4,655   C.S. Brooks Canada, Inc.............        8.56           06/30/02          4,653,000
    10,345   C.S. Brooks Canada, Inc.............        8.81           06/30/04         10,339,931
                                                                                  -----------------
                                                                                         14,992,931
                                                                                  -----------------
             MANUFACTURING - DIVERSIFIED (1.3%)
     4,921   Health O' Meter, Inc................    8.13 to 9.25       08/15/01          4,916,762
     4,389   Mettler-Toledo, Inc.................    8.70 to 8.75       12/31/03          4,385,667
     5,086   Mettler-Toledo, Inc.................    8.84 to 9.00       12/31/04          5,084,146
                                                                                  -----------------
                                                                                         14,386,575
                                                                                  -----------------
             MANUFACTURING - RENTAL CAREER APPAREL (0.5%)
     6,300   The William Carter Company..........    8.56 to 8.75       10/30/03          6,285,103
                                                                                  -----------------
             MEDIA GROUP (1.6%)
    17,717   ADVO, Inc...........................        8.57           03/03/04         17,652,831
                                                                                  -----------------
             MEDICAL EQUIPMENT (1.4%)
     2,763   Hanger Orthopedic Group, Inc........    9.06 to 9.19       12/31/03          2,762,518
     3,189   JE Hanger, Inc. of Georgia..........    9.06 to 9.19       12/31/03          3,187,496
     2,693   Medical Specialties Group, Inc......    8.94 to 10.50      06/30/01          2,692,384
     7,250   Medical Specialties Group, Inc......    9.69 to 11.25      06/30/04          7,247,832
                                                                                  -----------------
                                                                                         15,890,230
                                                                                  -----------------
             MEDICAL PRODUCTS & SUPPLIES (2.2%)
     2,640   Dade International, Inc.............    8.38 to 8.50       12/31/01          2,637,467
       258   Dade International, Inc.
               (Revolver)........................    8.19 to 8.25       12/31/01            258,044
     4,894   Dade International, Inc.............    8.86 to 8.94       12/31/02          4,889,574
     4,894   Dade International, Inc.............        9.06           12/31/03          4,891,078
     5,165   Dade International, Inc.............        9.375          12/31/04          5,161,167
     2,314   IVAC Holdings, Inc..................    8.50 to 8.56       11/01/03          2,457,659
     2,459   IVAC Holdings, Inc..................    9.00 to 9.06       11/01/04          2,457,634
     2,459   IVAC Holdings, Inc..................    9.25 to 9.31       05/01/05          2,313,066
                                                                                  -----------------
                                                                                         25,065,689
                                                                                  -----------------
             METALS & MINING (0.8%)
     8,760   U.S. Silica Corp....................        8.81           12/31/03          8,758,248
                                                                                  -----------------
             MISCELLANEOUS (2.5%)
    16,000   Mafco Finance Corp..................        10.13          03/20/99         15,999,200
    12,729   Pinnacle Brands, Inc................        9.00           05/29/02         12,728,148
                                                                                  -----------------
                                                                                         28,727,348
                                                                                  -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1997 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                             INTEREST        MATURITY
 THOUSANDS                                               RATE            DATE           VALUE
---------------------------------------------------------------------------------------------------
             PAPER (2.0%)
 $  12,405   Alabama Pine Pulp Co., Inc..........    6.75 to 6.88%      12/31/02  $      10,542,720
     1,111   Crown Paper Co......................    8.19 to 8.38       08/22/02          1,110,980
     1,107   Crown Paper Co. (Revolver)..........    8.00 to 10.00      08/22/02          1,105,299
     9,949   Crown Paper Co......................    8.81 to 8.94       08/22/03          9,946,187
                                                                                  -----------------
                                                                                         22,705,186
                                                                                  -----------------
             PRINTED CIRCUIT BOARDS (1.1%)
     7,000   Celestica, Inc......................        8.69           04/22/03          6,999,930
     2,500   Circo Craft Technologies, Inc.......        8.54           06/30/04          2,498,725
     2,500   Circo Craft Technologies, Inc.......        9.04           06/30/05          2,498,700
                                                                                  -----------------
                                                                                         11,997,355
                                                                                  -----------------
             PUBLISHING - BUSINESS (1.3%)
    14,375   Advanstar Communications, Inc.......        8.66           12/31/03         14,374,281
                                                                                  -----------------
             PUBLISHING - NEWSPAPER (1.0%)
    11,000   Newsquest Media Group, Ltd..........        8.09           12/31/04         10,991,530
                                                                                  -----------------
             RAILROAD EQUIPMENT (0.8%)
     9,584   Johnstown America Industries,
               Inc...............................    8.50 to 9.00       03/31/03          9,581,408
                                                                                  -----------------
             RECORD & TAPE DISTRIBUTION (0.3%)
     4,875   Camelot Music, Inc. (b).............        10.00          02/28/01          3,022,500
                                                                                  -----------------
             RETAIL - DEPARTMENT STORES (1.5%)
    16,680   Caldor Corp. (Revolver).............    6.19 to 8.50       12/31/98         16,678,259
                                                                                  -----------------
             RETAIL - SPECIALTY (1.2%)
    13,400   AnnTaylor Stores, Inc...............        9.19           07/29/98         13,399,866
                                                                                  -----------------
             SEMICONDUCTORS (0.7%)
     7,500   Fairchild Semiconductor Corp........        10.25          03/11/03          7,500,000
                                                                                  -----------------
             SPECIALTY PACKAGING (0.9%)
     5,910   Calmar, Inc.........................    8.56 to 10.50      09/15/03          5,906,991
     4,433   Calmar, Inc.........................    8.81 to 10.75      03/15/04          4,430,256
                                                                                  -----------------
                                                                                         10,337,247
                                                                                  -----------------
             SPORTING GOODS (2.5%)
     4,117   E & S Holdings Corp.................        7.69           09/30/03          4,117,565
       588   E & S Holdings Corp. (Revolver).....        7.69           09/30/03            588,172
     7,000   E & S Holdings Corp.................        8.19           09/30/04          6,999,790
     7,000   E & S Holdings Corp.................        8.69           09/30/05          6,999,790
     4,000   E & S Holdings Corp.................        9.19           03/30/06          3,999,880
       970   Worldwide Sports & Recreation,
               Inc...............................        8.75           04/26/00            969,105
     4,903   Worldwide Sports & Recreation,
               Inc...............................        9.25           04/26/01          4,902,382
                                                                                  -----------------
                                                                                         28,576,684
                                                                                  -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1997 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                             INTEREST        MATURITY
 THOUSANDS                                               RATE            DATE           VALUE
---------------------------------------------------------------------------------------------------
             SUPERMARKETS (1.3%)
 $   1,161   Ralphs Grocery Company (Revolver)...   8.25 to 10.00%      06/15/01  $       1,160,454
     1,724   Ralphs Grocery Company..............        8.25           06/15/01          1,724,185
     5,000   Smith's Food & Drug Centers, Inc....        7.44           05/01/05          4,999,850
     3,766   Star Markets Company, Inc...........        8.47           12/31/01          3,764,057
     2,818   Star Markets Company, Inc...........        8.97           12/31/02          2,817,096
                                                                                  -----------------
                                                                                         14,465,642
                                                                                  -----------------
             TOYS (1.3%)
     7,232   Ritvik Toys, Inc....................        8.94           02/08/03          7,231,596
     7,232   Ritvik Toys, Inc....................        9.44           02/08/04          7,231,596
                                                                                  -----------------
                                                                                         14,463,192
                                                                                  -----------------
             WASTE DISPOSAL (1.5%)
     3,350   Allied Waste North America, Inc.....    8.19 to 8.38       06/30/03          3,349,604
     6,700   Allied Waste North America, Inc.....    8.49 to 8.63       06/30/04          6,699,187
     6,700   Allied Waste North America, Inc.....    8.69 to 8.86       06/30/05          6,699,187
                                                                                  -----------------
                                                                                         16,747,978
                                                                                  -----------------
             WHOLESALE DISTRIBUTOR (1.6%)
    14,725   American Marketing Industries,
               Inc...............................        9.19           11/29/02         14,724,181
     4,000   American Marketing Industries,
               Inc...............................        9.19           11/30/03          3,999,880
                                                                                  -----------------
                                                                                         18,724,061
                                                                                  -----------------
             WIRE & CABLE (1.7%)
    12,424   International Wire Group, Inc.......    8.44 to 10.50      09/30/02         12,420,304
     7,474   International Wire Group, Inc.......    9.04 to 11.00      09/30/03          7,469,728
                                                                                  -----------------
                                                                                         19,890,032
                                                                                  -----------------

             TOTAL SENIOR COLLATERALIZED TERM LOANS
             (IDENTIFIED COST $963,337,593).....................................        961,193,233
                                                                                  -----------------

 NUMBER OF
  SHARES
-----------
             PREFERRED STOCK (b) (0.1%)
             APPAREL
    1,722K   London Fog Industries, Inc. 17.50% due 02/28/05 (Series A-1)
               (Restricted) (Identified Cost $2,325,846)...........................          1,222,422
                                                                                     -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1997 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                                                                   VALUE
------------------------------------------------------------------------------------------------------
             COMMON STOCKS (b) (0.0%)
             APPAREL (0.0%)
     1,291   London Fog Industries, Inc. (Restricted)..............................  $      --
                                                                                     -----------------
             FOOD SERVICES (0.0%)
     4,209   Flagstar Companies, Inc. (Restricted).................................              2,236
                                                                                     -----------------

             TOTAL COMMON STOCKS
             (IDENTIFIED COST $60,507).............................................              2,236
                                                                                     -----------------

 NUMBER OF                                                            EXPIRATION
 WARRANTS                                                                DATE
-----------                                                           -----------
             WARRANT (b) (0.0%)
             OIL & GAS
         1   Rigco North America, L.L.C. (Identified Cost
               $24,500).............................................   09/30/98               24,500
                                                                                   -----------------

 PRINCIPAL
 AMOUNT IN                                                  COUPON     MATURITY
 THOUSANDS                                                   RATE        DATE
-----------                                                ---------  ----------
             SHORT-TERM INVESTMENTS (14.6%)
             COMMERCIAL PAPER (e) (11.9%)
             AUTOMOTIVE - FINANCE (2.7%)
 $  30,000   Ford Motor Credit Co........................    5.61%      04/02/97         29,995,325
                                                                                  -----------------
             FINANCE - DIVERSIFIED (3.5%)
    40,000   General Electric Capital Corp...............    5.60       04/03/97         39,987,556
                                                                                  -----------------
             FOODS & BEVERAGES (2.6%)
    30,000   Coca-Cola Co................................    5.45       04/04/97         29,986,375
                                                                                  -----------------
             TELECOMMUNICATIONS (3.1%)
    35,000   Lucent Technologies (f).....................    5.28       04/07/97         34,969,200
                                                                                  -----------------

             TOTAL COMMERCIAL PAPER
             (AMORTIZED COST $134,938,456)......................................        134,938,456
                                                                                  -----------------

             U.S. GOVERNMENT AGENCY (e) (1.8%)
    20,000   Federal Home Loan Mortgage Corp. (Amortized
               Cost $20,000,000).........................    6.50       04/01/97         20,000,000
                                                                                  -----------------


                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1997 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                                  COUPON     MATURITY
 THOUSANDS                                                   RATE        DATE           VALUE
---------------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENT (0.9%)
 $  10,487   The Bank of New York (dated 03/31/97;
               proceeds $10,488,223; collateralized by
               $10,908,394 U.S. Treasury Note 6.25% due
               02/15/03 valued at $10,696,391)
               (Identified Cost $10,486,658).............   5.375%      04/01/97  $      10,486,658
                                                                                  -----------------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $165,425,114).............                165,425,114
                                                         -------------

TOTAL INVESTMENTS
(IDENTIFIED COST $1,131,173,560) (G).......       99.5%  1,127,867,505

CASH AND OTHER ASSETS IN EXCESS OF
LIABILITIES................................        0.5       5,278,382
                                                 -----   -------------

NET ASSETS.................................      100.0%  $1,133,145,887
                                                 -----   -------------
                                                 -----   -------------

---------------------
 K   In thousands.
 + 3 percent pays in cash, 6.50 percent pays-in-kind; converts to prime plus 1 percent cash payment on May 31, 1997.
(a) Floating rate securities. Interests rates shown are those in effect at March 31, 1997.
(b)  Non-income producing securities.
(c)  Payment-in-kind security.
(d) Participation interests were acquired through the financial institutions indicated parenthetically.
(e) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(f)  Security segregated in connection with unfunded loan commitments.
(g) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,372,229 and the aggregate gross unrealized depreciation is $4,678,284, resulting in net unrealized depreciation of $3,306,055.

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997 (UNAUDITED)

ASSETS:
Investments at value
  (identified cost $1,131,173,560)..........................  $1,127,867,505
Cash........................................................         945,142
Receivable for:
    Interest................................................       6,991,976
    Shares of beneficial interest sold......................       4,586,997
Prepaid expenses and other assets...........................         511,584
                                                              --------------

     TOTAL ASSETS...........................................   1,140,903,204
                                                              --------------

LIABILITIES:
Payable for:
    Dividends to shareholders...............................       1,115,912
    Investment advisory fee.................................         834,771
    Administration fee......................................         239,276
Deferred loan fees..........................................       5,316,892
Accrued expenses and other payables.........................         250,466
Commitments and contingencies (Note 7)......................        --
                                                              --------------

     TOTAL LIABILITIES......................................       7,757,317
                                                              --------------

NET ASSETS:
Paid-in-capital.............................................   1,138,500,817
Net unrealized depreciation.................................      (3,306,055)
Accumulated undistributed net investment income.............       1,401,182
Accumulated net realized loss...............................      (3,450,057)
                                                              --------------

     NET ASSETS.............................................  $1,133,145,887
                                                              --------------
                                                              --------------

NET ASSET VALUE PER SHARE,
  114,043,462 SHARES OUTSTANDING (UNLIMITED SHARES
  AUTHORIZED OF $.01 PAR VALUE).............................
                                                                       $9.94
                                                              --------------
                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Interest....................................................  $43,683,785
Net facility, amendment and other fees......................    2,879,403
Other income................................................      190,037
                                                              -----------

     TOTAL INCOME...........................................   46,753,225
                                                              -----------

EXPENSES
Investment advisory fee.....................................    4,553,135
Administration fee..........................................    1,302,493
Net facility fees...........................................      423,683
Professional fees...........................................      366,818
Transfer agent fees and expenses............................      254,911
Shareholder reports and notices.............................      147,886
Registration fees...........................................       74,087
Custodian fees..............................................       43,530
Trustees' fees and expenses.................................        7,509
Other.......................................................      257,858
                                                              -----------

     TOTAL EXPENSES.........................................    7,431,910
                                                              -----------

     NET INVESTMENT INCOME..................................   39,321,315
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...........................................    1,423,234
Net change in unrealized depreciation.......................   (2,870,929)
                                                              -----------

     NET LOSS...............................................   (1,447,695)
                                                              -----------

NET INCREASE................................................  $37,873,620
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                 FOR THE SIX         FOR THE
                                                                 MONTHS ENDED      YEAR ENDED
                                                                MARCH 31, 1997      SEPTEMBER
                                                                 (UNAUDITED)        30, 1996
----------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................    $   39,321,315     $55,337,469
Net realized gain (loss)....................................         1,423,234     (1,507,802 )
Net change in unrealized appreciation/depreciation..........        (2,870,929)    (2,222,920 )
                                                              ------------------   -----------

     NET INCREASE...........................................        37,873,620     51,606,747
                                                              ------------------   -----------

Dividends from net investment income........................       (38,158,960)    (55,512,316)
Net increase from transactions in shares of beneficial
  interest..................................................       193,960,672     422,015,163
                                                              ------------------   -----------

     NET INCREASE...........................................       193,675,332     418,109,594

NET ASSETS:
Beginning of period.........................................       939,470,555     521,360,961
                                                              ------------------   -----------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $1,401,182 AND $238,827, RESPECTIVELY)..................    $1,133,145,887     $939,470,555
                                                              ------------------   -----------
                                                              ------------------   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)

INCREASE (DECREASE) IN CASH:

CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net investment income.................................................................  $    39,321,315
Adjustments to reconcile net investment income to net cash provided by operating activities:
Increase in receivables and other assets related to operations........................         (346,921)
Increase in payables related to operations............................................          231,861
Net loan fees received................................................................        2,560,851
Amortization of loan fees.............................................................       (2,879,403)
Accretion of discounts................................................................         (524,948)
                                                                                        ---------------

     NET CASH PROVIDED BY OPERATING ACTIVITIES........................................       38,362,755
                                                                                        ---------------

CASH FLOWS USED FOR INVESTING ACTIVITIES:
Purchases of investments..............................................................     (471,151,795)
Principal repayments/sales of investments.............................................      383,171,067
Net sales/maturities of short-term investments........................................     (108,558,237)
                                                                                        ---------------

     NET CASH USED FOR INVESTING ACTIVITIES...........................................     (196,538,965)
                                                                                        ---------------

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
Shares of beneficial interest sold....................................................      214,217,061
Shares tendered.......................................................................      (39,017,713)
Dividends from net investment income
 (net of reinvested dividends of $18,088,009).........................................      (19,787,173)
                                                                                        ---------------

     NET CASH PROVIDED BY FINANCING ACTIVITIES........................................      155,412,175
                                                                                        ---------------

NET DECREASE IN CASH..................................................................       (2,764,035)

CASH BALANCE AT BEGINNING OF PERIOD...................................................        3,709,177
                                                                                        ---------------

CASH BALANCE AT END OF PERIOD.........................................................  $       945,142
                                                                                        ---------------
                                                                                        ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1997 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Prime Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Trust's investment objective is to provide a high level of current income consistent with the preservation of capital. The Trust was organized as a Massachusetts business trust on August 17, 1989 and commenced operations on November 30, 1989.

The Trust offers and sells its shares to the public on a continuous basis. The Trustees intend, each quarter, to consider authorizing the Trust to make tender offers for all or a portion of its outstanding shares of beneficial interest at the then current net asset value of such shares.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) The Trustees believe that, at present, there are not sufficient market quotations provided by banks, dealers or pricing services respecting interests in senior collateralized loans ("Senior Loans") to corporations, partnerships and other entities ("Borrower") to enable the Trust to properly value Senior Loans based on available market quotations. Accordingly, until the market for Senior Loans develops, interests in Senior Loans held by the Trust continue to be valued at their fair value in accordance with procedures established in good faith by the Trustees. Under the procedures, adopted by the Trustees, interests in Senior Loans are priced using a matrix which takes into account the relationship between current interest rates and interest rates payable on each Senior Loan, as well as the total number of days in each interest period and the period remaining until the next interest rate determination or maturity of the Senior Loan. Adjustments in the matrix-determined price of a Senior Loan will be made in the event of a default on a Senior Loan or a significant change in the creditworthiness of the Borrower. The fair values determined in accordance with these procedures may differ significantly from the market values that would have been used had a ready market for the Senior Loans existed; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price; (3) all other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-

PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1997 (UNAUDITED) CONTINUED

to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Interest income is accrued daily except where collection is not expected. When the Trust buys an interest in a Senior Loan, it may receive a facility fee, which is a fee paid to lenders upon origination of a Senior Loan and/or a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Trust amortizes the facility fee and accrues the commitment fee over the expected term of the loan. When the Trust sells an interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are amortized over the expected term of the loan.

C. SENIOR LOANS -- The Trust invests primarily in Senior Loans to Borrowers. Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

D. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment

PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1997 (UNAUDITED) CONTINUED

income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with Dean Witter InterCapital Inc. (the "Investment Adviser"), the Trust pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.90% to the portion of the daily net assets not exceeding $500 million and 0.85% to the portion of the daily net assets exceeding $500 million.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Adviser pays the salaries of all personnel, including officers of the Trust, who are employees of the Investment Adviser.

3. ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with Dean Witter Services Company Inc. (the "Administrator"), the Trust pays an administration fee, calculated daily and payable monthly, by applying the annual rate of 0.25% to the Trust's daily net assets.

Under the terms of the Administration Agreement, the Administrator maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Administrator. The Administrator also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 1997 aggregated $471,151,795 and $383,171,067, respectively.

Shares of the Trust are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. Pursuant to a Distribution Agreement between the Trust, the Investment Adviser and the Distributor, the Investment Adviser compensates the Distributor at an annual rate of 2.75% of the purchase price of shares purchased from the Trust. The Investment Adviser will compensate the Distributor at an annual rate of 0.10% of the value of shares sold for

PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1997 (UNAUDITED) CONTINUED

any shares that remain outstanding after one year from the date of their initial purchase. Any early withdrawal charge to defray distribution expenses will be charged to the shareholder in connection with shares held for four years or less which are accepted by the Trust for repurchase pursuant to tender offers. For the six months ended March 31, 1997, the Investment Adviser has informed the Trust that it received approximately $613,000 in early withdrawal charges.

Dean Witter Trust Company, an affiliate of the Investment Adviser and Administrator, is the Trust's transfer agent. At March 31, 1997, the Trust had transfer agent fees and expenses payable of approximately $70,000.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended March 31, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $644. At March 31, 1997, the Trust had an accrued pension liability of $44,689 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     SHARES          AMOUNT
                                                                   -----------   --------------
Balance, September 30, 1995......................................   52,197,974   $  522,524,992
Shares sold......................................................   45,304,780      451,573,849
Shares issued to shareholders for reinvestment of dividends......    2,706,326       26,959,275
Shares tendered (four quarterly tender offers)...................   (5,673,770)     (56,517,971)
                                                                   -----------   --------------
Balance, September 30, 1996......................................   94,535,310      944,540,145
Shares sold......................................................   21,614,034      214,890,376
Shares issued to shareholders for reinvestment of dividends......    1,819,441       18,088,009
Shares tendered (two quarterly tender offers)....................   (3,925,323)     (39,017,713)
                                                                   -----------   --------------
Balance, March 31, 1997..........................................  114,043,462   $1,138,500,817
                                                                   -----------   --------------
                                                                   -----------   --------------

On April 24, 1997, the Trustees approved a tender offer to purchase up to 4 million shares of beneficial interest to commence on May 14, 1997.

6. FEDERAL INCOME TAX STATUS

At September 30, 1996, the Trust had a net capital loss carryover of approximately $4,140,000 of which $1,384,000 will be available through September 30, 2003 and $2,756,000 will be available through September 30, 2004 to offset future capital gains to the extent provided by regulations.

PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1997 (UNAUDITED) CONTINUED

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of approximately $557,000 during fiscal 1996.

As of September 30, 1996, the Trust had temporary book/tax differences primarily attributable to post-October losses and market discount on revolver loans.

7. COMMITMENTS AND CONTINGENCIES

As of March 31, 1997, the Trust had unfunded loan commitments pursuant to the following loan agreements:

                                                                       UNFUNDED
BORROWER                                                              COMMITMENT
-----------------------------------------------------------------  ----------------
Caldor Corp......................................................  $      4,327,409
Crown Paper Co...................................................         2,750,568
Dade International, Inc..........................................         1,758,065
E & S Holdings Corp..............................................         5,294,117
Leons Bakery, Inc................................................         2,529,412
Mafco Finance Corp...............................................         4,000,000
Nextel Communications, Inc.......................................         7,595,506
Ralphs Grocery Company...........................................         3,554,566
Restaurant Associates, Inc.......................................           377,193
                                                                   ----------------
                                                                   $     32,186,836
                                                                   ----------------
                                                                   ----------------

PRIME INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                     FOR THE
                                    SIX MONTHS
                                      ENDED
                                    MARCH 31,              FOR THE YEAR ENDED SEPTEMBER 30
                                       1997     -----------------------------------------------------
                                    (UNAUDITED)   1996       1995       1994       1993       1992
-----------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
 period............................ $    9.94   $   9.99   $  10.00   $   9.91   $   9.99   $  10.00
                                    ----------  ---------  ---------  ---------  ---------  ---------

Net investment income..............      0.38       0.74       0.82       0.62       0.55       0.62
Net realized and unrealized gain
 (loss)............................     (0.01)     (0.04)      0.01       0.09      (0.08)     (0.01)
                                    ----------  ---------  ---------  ---------  ---------  ---------

Total from investment operations...      0.37       0.70       0.83       0.71       0.47       0.61
                                    ----------  ---------  ---------  ---------  ---------  ---------

Less dividends and distributions
 from:
   Net investment income...........     (0.37)     (0.75)     (0.81)     (0.62)     (0.55)     (0.62)
   Net realized gain...............    --          --         (0.03)     --         --         --
                                    ----------  ---------  ---------  ---------  ---------  ---------

Total dividends and
 distributions.....................     (0.37)     (0.75)     (0.84)     (0.62)     (0.55)     (0.62)
                                    ----------  ---------  ---------  ---------  ---------  ---------

Net asset value, end of period..... $    9.94   $   9.94   $   9.99   $  10.00   $   9.91   $   9.99
                                    ----------  ---------  ---------  ---------  ---------  ---------
                                    ----------  ---------  ---------  ---------  ---------  ---------

TOTAL INVESTMENT RETURN+...........      3.72%(1)     7.25%     8.57%     7.32%      4.85%      6.23%

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................      1.43%(2)     1.46%     1.52%     1.60%      1.45%      1.47%

Net investment income..............      7.55%(2)     7.50%     8.11%     6.14%      5.53%      6.14%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions..........................     $1,133       $939       $521       $305       $311       $413

Portfolio turnover rate............        42%(1)       72%      102%      147%        92%        46%

---------------------
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
---------------------------------------------           PRIME
Michael Bozic                                           INCOME
Charles A. Fiumefreddo                                  TRUST
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
---------------------------------------------
Charles A. Fiumefreddo
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL

Rafael Scolari
VICE PRESIDENT

Thomas F. Caloia
TREASURER

TRANSFER AGENT
---------------------------------------------
Dean Witter Trust Company
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
---------------------------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER
---------------------------------------------           Semiannual Report
Dean Witter InterCapital Inc.                           March 31, 1997
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Trust.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus.